Provisions - Schedule of Summary Effects in Other Comprehensive Income (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Pension plan [member]
Disclosure of Provisions [line items]
Total loss	$ (698)	$ 223	$ 3,761
Retroactive unemployment plan [member]
Disclosure of Provisions [line items]
Total loss	(32)	(19)	159
Retirements bonus plan [member]
Disclosure of Provisions [line items]
Total loss	(24)	4
Long-term employee benefits [member]
Disclosure of Provisions [line items]
Total loss	$ (754)	$ 208	$ 3,920